Financial Instruments - Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Equity method loss recorded against LTI	$ (5,307)
Investment in preferred shares		$ 179,248
Investment in Vedanta preferred shares	888
Conversion of Vedanta note to preferred shares	2,836
Gain/(loss) on changes in fair value	38,485	(2,398)
Share in gain/(loss) of associates	13,831	5,307
Equity method loss recorded against LTI	(19,138)	(5,307)
Seaport
Disclosure of financial assets [line items]
Equity method loss recorded against LTI	0
Equity method loss recorded against LTI	19,138	0
Investments held at fair value | Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period before Equity method loss recorded against LTI	193,758	24,872
Equity method loss recorded against LTI	(5,307)	0
Balance at beginning of period after Equity method loss recorded against LTI	188,452	24,872
Gain/(loss) on changes in fair value	39,074	(10,361)
Share in gain/(loss) of associates	(13,831)	(5,307)
Balance at end of period before Equity method loss recorded against LTI	236,557	193,758
Equity method loss recorded against LTI	(19,138)	(5,307)
Balance at end of period after Equity method loss recorded against LTI	217,419	188,452
Investments held at fair value | Level 3 of fair value hierarchy | Seaport
Disclosure of financial assets [line items]
Investment in preferred shares		$ 179,248
Investments held at fair value | Level 3 of fair value hierarchy | Vedanta
Disclosure of financial assets [line items]
Investment in Vedanta preferred shares	888
Conversion of Vedanta note to preferred shares	$ 2,836